Net earnings (loss) per share (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock subject to outstanding	3,795,025	6,358,971
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock subject to outstanding	881,144	1,409,815
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock subject to outstanding	2,913,881	4,949,156